S-4 Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, issued (in shares)	591,760,547	242,302,003	217,588,804
Common stock, outstanding (in shares)	591,760,547	242,302,003	217,588,804
TLG Acquisition One Corp
Temporary equity, par or stated value per share (USD per share)	$ 0.0001	$ 0.0001	$ 0.0001
Mezzanine equity, shares outstanding (in shares)	7,948,405	7,948,405	40,000,000
Initial conversion price (USD per share)	$ 10.50	$ 10.03	$ 10.00
Preferred stock par or stated value per share (USD per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock shares issued (in shares)	0	0	0
Preferred stock shares outstanding (in shares)	0	0	0
Common Class A | TLG Acquisition One Corp
Mezzanine equity, shares outstanding (in shares)	7,948,405	7,948,405	40,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	200,000,000	200,000,000	200,000,000
Common stock, issued (in shares)	7,948,405	7,948,405	0
Common stock, outstanding (in shares)	7,948,405	7,948,405	0
Common Class F | TLG Acquisition One Corp
Mezzanine equity, shares outstanding (in shares)	1,250,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	20,000,000	20,000,000	20,000,000
Common stock, issued (in shares)	5,000,000	10,000,000	10,000,000
Common stock, outstanding (in shares)	5,000,000	10,000,000	10,000,000
Non Redeemable Common Stock | TLG Acquisition One Corp
Mezzanine equity, shares outstanding (in shares)	7,948,405	40,000,000	40,000,000
Common stock, issued (in shares)	0	0
Common stock, outstanding (in shares)	0	0